Acquisitions (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Apr. 15, 2025 USD ($)	Nov. 15, 2024 USD ($)	Sep. 30, 2023 USD ($)
Acquisition [Line Items]
Aggregate consideration			$ 9,518
Estimated fair value	$ 7,682		7,682
Cash			2,200
Payable of fair value	200		200
Earn-out payments			8,000
Selling, general and administrative expense	8,710	$ 6,375	31,731	$ 21,198
Revenue	2,058	$ 80	3,488	$ 791
Comprehensive loss			126
Consideration paid			155
Cash portion	$ 205		205				$ 89
Cash consideration			$ 174
Repurchase shares of common stock (in Shares) | shares			964,912
Permanent equity, carrying value			$ 8,856
Legacy Mobix [Member]
Acquisition [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 6.84		$ 6.84
Common stock value	$ 8,856		$ 8,856
RaGE Systems [Member]
Acquisition [Line Items]
Selling, general and administrative expense			897
Revenue			706
Business Acquisition [Member]
Acquisition [Line Items]
Estimated fair value	8,856		8,856
Acquisition payable	1,174		1,174
EMI Solutions Inc [Member]
Acquisition [Line Items]
Aggregate consideration			10,897
Revenue			1,976
Cash portion	$ 871		871
Comprehensive loss			$ 731
Common Class A [Member]
Acquisition [Line Items]
Shares issued (in Shares) | shares	3,214,045		3,214,045
Common stock value
Common Stock [Member]
Acquisition [Line Items]
Cash			$ 2,000
Consideration acquisition shares (in Shares) | shares			964,912
Repurchase shares of common stock (in Shares) | shares			964,912
Measurement Input, Price Volatility [Member]
Acquisition [Line Items]
Business consideration measurement input	55		55
Measurement Input, Expected Dividend Rate [Member]
Acquisition [Line Items]
Business consideration measurement input
Measurement Input, Risk Free Interest Rate [Member]
Acquisition [Line Items]
Business consideration measurement input	4.5		4.5
Measurement Input, Expected Term [Member]
Acquisition [Line Items]
Business consideration measurement input	2		2
Forecast [Member]
Acquisition [Line Items]
Payable of fair value					$ 800	$ 1,000